Goodwill And Intangible Assets (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 400,000	$ 400,000	$ 1,300,000	$ 1,400,000	$ 1,903,000	$ 1,486,000
Effect of foreign currency translation on goodwill			(100,000)		(176,000)	112,000
Effect of foreign currency translation on intangible assets			$ (91,000)		$ (213,000)	$ 199,000